STOCKHOLDERS’ DEFICIT (Details Narrative)													3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 02, 2023 USD ($) shares	Jan. 03, 2023 USD ($)	Jul. 26, 2021 USD ($) $ / shares shares	Jul. 26, 2021 $ / shares shares	May 14, 2021 USD ($) shares	May 10, 2021 USD ($) shares	Apr. 22, 2021 USD ($) shares	Feb. 25, 2021 USD ($) shares	Jan. 02, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 08, 2020 USD ($) shares	Nov. 06, 2019 USD ($) shares	Mar. 31, 2023 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jul. 02, 2021 USD ($) shares	Jan. 02, 2023	Dec. 01, 2022 shares	Oct. 14, 2021 $ / shares shares	May 31, 2021	Aug. 26, 2020 shares	Feb. 11, 2019 shares
Class of Stock [Line Items]
Common stock, shares authorized																150,000,000		150,000,000	150,000,000				75,000,000
Preferred stock, shares authorized																2,010,000		2,000,000	2,000,000
Common stock par value | $ / shares																$ 0.001		$ 0.001	$ 0.001				$ 0.001
Common stock, shares issued																64,943,897		43,499,423	31,849,327
Common stock, shares outstanding																61,943,897		43,499,423	31,849,327
Number of stock reserved for issuance																		150,000,000
Number of stock option granted																		3,450,000	3,150,000
Common stock issued for cash | $																		$ 15,000	$ 65,000
Fair value of acquisition | $													$ 1,800,000
Number of common stock shares issued																		1,300,000	1,000,000
Proceeds from stock options exercise | $														$ 700	$ 600			$ 1,300	$ 100,000
Number of common stock issued for services value | $													$ 15,000	$ 729,885	$ 447,278				387,109
Temporary equity | $																$ 603,500		293,500	293,500
Share-based compensation expenses | $																18,504
Aggregate intrinsic value | $																$ 0		$ 0	$ 716,000
Preferred stock, par value | $ / shares																$ 0.001		$ 0.001	$ 0.001
Number of stock options issued and outstanding										2,900,000						6,000,000		6,000,000	3,850,000
Proceeds from warrant exercise | $																		$ 1,300	$ 100,000
Share price | $ / shares
Remaining weighted average vesting periods																		7 months 2 days
Options granted, value | $																		$ 300,000
July Two Thousand Twenty One Offering [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares			3,000,000
Proceeds from equity offerings | $			$ 1,800,000
Share price | $ / shares			$ 0.68	$ 0.68
Strike price | $ / shares			$ 0.68
Proceeds from financing | $			$ 2,040,000
Rancho Costa Verde Development, LLC [Member]
Class of Stock [Line Items]
Number of common stock issued, shares					3,000,000
Fair value of acquisition | $					$ 2,580,000
Equity investement		75.00%			25.00%													25.00%			25.00%			25.00%
Rancho Costa Verde Development, LLC [Member]
Class of Stock [Line Items]
Common stock issued for cash | $		$ 1,800,000
Cleanspark Inc [Member]
Class of Stock [Line Items]
Number of common stock for equity offering												350,000
Proceeds from equity offerings | $												$ 500,000
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares																		1,300,000
Number of common stock shares issued																	1,300,000	1,300,000	1,000,000
Proceeds from stock options exercise | $																	$ 1,300	$ 1,300	$ 50,000
Third Party Investor [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares							70,000			50,000	50,000
Common stock issued for cash | $							$ 29,521			$ 20,622	$ 11,890
Proceeds from issuance of common stock | $							35,000			30,000	20,000
Share-based payment arrangement, expense | $							35,000			30,000	20,000
Plot of land amount | $							$ 5,479			$ 9,378	$ 8,110
Cleanspark Inc [Member]
Class of Stock [Line Items]
Number of common stock for equity offering												350,000
Proceeds from equity offerings | $												$ 500,000
Common Stock [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares																		60,000	140,000
Common stock issued for cash | $																		$ 60	$ 140
Number of common stock issued, shares													20,000,000
Fair value of acquisition | $													$ 20,000
Stock Issued During Period, Shares, Conversion of Convertible Securities													1,077,164			1,077,164		6,039,058	153,000
Number of shares issued																267,310
Common shares issued from promissory notes, shares																		450,000
Number of common stock shares issued														700,000	600,000			1,300,000	1,160,000
Proceeds from stock options exercise | $														$ 700	$ 600			$ 1,300	$ 1,160
Number of common stock shares issued for services													100,000	1,635,000	814,714				595,946
Number of common stock issued for services value | $													$ 100	$ 1,635	$ 815				$ 596
Common Stock [Member] | Convertible Notes Payable [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares																		450,000
Common stock issued for cash | $																		$ 202,275
Warrant [Member]
Class of Stock [Line Items]
Number of shares issued			1,240,000	1,240,000
Number of common stock shares issued																			160,000
Exercise price of warrants | $ / shares			$ 0.68	$ 0.68
Strike price | $ / shares																$ 0.07
Number of warrants shares																2,740,000
Proceeds from warrant exercise | $																			$ 50,000
Warrant [Member] | Rancho Costa Verde Development, LLC [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares																33,000,000
Warrants [Member]
Class of Stock [Line Items]
Strike price | $ / shares				$ 0.07
Common Stock Issued For Debt Settlement [Member] | Promissory Note [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares									95,000											35,000
Common stock issued for cash | $									$ 75,600											$ 12,605
Common stock issued against accrued interest due to related party shares									29,727
Common stock issued against accrued interest due to related party | $									$ 10,999
Common Stock Issued For Debt Settlement [Member] | Promissory Note One [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares									23,000
Common stock issued for cash | $									$ 8,970
Common Stock Issued For Debt Settlement [Member] | Senior Secured Self Amortization Convertible Note [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares								85,000
Common stock issued for cash | $								$ 130,900
Common Stock Issued For Debt Settlement [Member] | Prior Self Amortization Note [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares																			285,000
Common stock issued for cash | $																			$ 136,800
Consulting Agreement [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares																100,000	2,449,714
Common stock issued for cash | $																$ 15,000	$ 1,177,163
Number of common stock shares issued for services																		3,447,038
Number of common stock issued for services value | $																		$ 1,470,837
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Agreement description																The Securities Purchase Agreement (“SPA”) states that the in-kind accrual rate should be increased by10% per annum upon each occurrence of an event of default. In addition, the SPA further states that the conversion price initially set at a discount of 35% to the market price should be further increased by an additional 10% upon each occurrence of an event of default. At the date of this Annual Report, CleanSpark claims that the Company was in default in three instances triggering further discount to the market price for the conversion feature and additional accrual rate. Management believes that it has never been in default of any covenant pursuant to the terms of the Securities Purchase Agreement. The Company has not been served with any notice of default stating the specific default events. As of the date of the filing of this Annual Report, the parties are cooperating to resolve this matter		The Securities Purchase Agreement (“SPA”) states that the in-kind accrual rate should be increased by10% per annum upon each occurrence of an event of default. In addition, the SPA further states that the conversion price initially set at a discount of 35% to the market price should be further increased by an additional 10% upon each occurrence of an event of default. At the date of this Annual Report, CleanSpark claims that the Company was in default in three instances triggering further discount to the market price for the conversion feature and additional accrual rate.
Securities Purchase Agreement [Member] | Two Accredited Investors [Member]
Class of Stock [Line Items]
Common shares issued from promissory notes, shares																	450,000
Common shares issued from promissory notes | $																	$ 202,000
Consulting Advisory and Finders Agreement [Member]
Class of Stock [Line Items]
Number of common stock shares issued for services																	88,988		545,946
Number of common stock issued for services value | $																	$ 40,490		$ 601,108
Employment Agreement [Member] | President [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares						50,000
Common stock issued for cash | $						$ 66,000
Number of common stock shares issued for services																			50,000
Number of common stock issued for services value | $																			$ 66,000
Share-based compensation expenses | $						$ 120,000
2022 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock, shares issued																2,150,000
Common stock, shares outstanding																2,150,000
Number of stock reserved for issuance																						5,000,000
Number of stock option granted																		2,150,000
Number of stock options issued and outstanding																		2,150,000
2020 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock, shares authorized																									3,000,000
Common stock, shares issued																1,700,000		1,700,000
Common stock, shares outstanding																1,700,000		1,700,000
Number of stock reserved for issuance																3,000,000		3,000,000
Number of stock option granted																		1,300,000
Number of common stock shares issued																		1,300,000
Number of stock options issued and outstanding																		1,700,000	1,700,000
2019 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock, shares issued																2,150,000		2,150,000
Common stock, shares outstanding																2,150,000		2,150,000
Number of stock reserved for issuance																										3,000,000
Number of stock options issued and outstanding																		2,150,000	2,150,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued																28,000		28,000	28,000
Preferred stock, shares outstanding																28,000		28,000	28,000
Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Common stock issued for cash | $
Fair value of acquisition | $
Proceeds from stock options exercise | $
Number of common stock issued for services value | $
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued												1,000
Preferred stock, shares issued																1,000		1,000	1,000
Preferred stock, shares outstanding																1,000		1,000	1,000
Temporary equity | $																$ 293,500		$ 293,500
Common stock discount percentage																0.35		0.35
Cumulative accrual percentage																12.00%		12.00%
Recognized dividend | $														15,000		$ 15,000	15,000	$ 60,000	$ 60,000
Dividends | $																		1,900	1,300
Series B Preferred Stock [Member] | Cleanspark Inc [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized												1,000
Preferred stock, shares issued												1,000
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Common stock issued for cash | $
Fair value of acquisition | $
Proceeds from stock options exercise | $
Number of common stock issued for services value | $
Number of shares issued																205,000		190,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000
Preferred stock, shares issued	3,100															3,100		0
Preferred stock, shares outstanding																3,100		0
Proceeds from equity offerings | $	$ 310,000
Temporary equity | $																$ 310,000
Cumulative accrual percentage																12.00%
Recognized dividend | $														$ 60,003		$ 60,003	$ 60,003
Series C Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Common stock issued for cash | $																$ 60,003
Fair value of acquisition | $
Number of common stock issued for services value | $
Series C Preferred Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares																1,740,000
Common Stock [Member]
Class of Stock [Line Items]
Number of common stock issued, shares																20,000,000
Fair value of acquisition | $																$ 1,800,000
Common Stock Issued For Debt Settlement [Member] | Related Party [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares																		6,039,058
Common stock issued for cash | $																		$ 905,859
Common Stock Issued For Debt Settlement [Member] | Six Investors [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares										23,000
Common stock issued for cash | $										$ 10,000